Stock-Based Compensation - Summary of the Company's Non-vested Restricted Share Awards (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Opening Balance, Restricted Stock Awards	891
Vested, Restricted Stock Awards	(461)
Forfeited, Restricted Stock Awards	(10)
Ending Balance, Nonvested	420		891
Opening Balance, Weighted Average Grant Date Fair Value		$ 0.0121	$ 0.0121
Granted, Weighted Average Grant Date Fair Value	$ 7.0844
Vested, Weighted Average Grant Date Fair Value	8.0407	0.0121
Forfeited, Weighted Average Grant Date Fair Value	7.0633	0.0121
Ending Balance, Weighted Average Grant Date Fair Value	$ 7.0738	$ 0.0121
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Opening Balance, Restricted Stock Awards	891
Granted, Restricted Stock Awards			3,486
Vested, Restricted Stock Awards			(2,375)
Forfeited, Restricted Stock Awards			(220)
Ending Balance, Nonvested			891
Opening Balance, Weighted Average Grant Date Fair Value	$ 0.0121
Granted, Weighted Average Grant Date Fair Value			$ 0.0121
Vested, Weighted Average Grant Date Fair Value			0.0121
Forfeited, Weighted Average Grant Date Fair Value			0.0121
Ending Balance, Weighted Average Grant Date Fair Value			$ 0.0121
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Restricted Stock Awards	9,348
Vested, Restricted Stock Awards	(103)
Forfeited, Restricted Stock Awards	(88)
Ending Balance, Nonvested	9,158